Financial Instruments and Financial Risk Management (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 02, 2021 USD ($)	Oct. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum exposure credit risk	$ 3,105,660		$ 5,126,521	$ 8,944,645
Share based compensation	912,000		1,301,213
Contingent consideration,current	500,000		500,000
Note payable	11,612,459		10,584,037	8,884,513	$ 7,000,000	$ 548,947
Anderson Development SB, LLC. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding membership interests								100.00%
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued expenses	313,000		648,000
Related party balance	$ 481,000		460,000
Note payable		$ 445,000	400,000
Accrued interest			72,000
Interest rate		10.00%
Maturity date		Apr. 06, 2026
Related Party [Member] | Anderson Development SB, LLC. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding membership interests							100.00%
Related Party [Member] | Anderson Development SB, LLC. [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contingent consideration							$ 1,440,000
Related Party [Member] | Anderson Development SB, LLC. [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contingent consideration				$ 2,400,000			$ 2,400,000
Contingent consideration,current			500,000
Related Party One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Borrowed value			200,000
Related Party Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Borrowed value			$ 39,000
Currency Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreign exchange rates	5.0		5.0
Net monetary assets	$ 390,000		$ 390,000
Customer and Analysis [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated credit loss	1,200,000		1,100,000
61 to 90 Days [Member] | Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable outstanding	5,223
Trade Accounts Receivable [Member] | 0 to 60 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable outstanding	1,904,813		1,954,201
Trade Accounts Receivable [Member] | 61 to 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable outstanding			138,386
Trade Accounts Receivable [Member] | Over 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable outstanding	$ 227,030		$ 277,530